Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Dividend Income Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Class A | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Class A | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Class A | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class A | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Class C | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class C | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Class C | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Class C | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Class C | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class C | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Institutional Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Institutional Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Institutional Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Institutional 2 Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional 2 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Institutional 2 Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Institutional 2 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Institutional 2 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional 2 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Institutional 3 Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional 3 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Institutional 3 Class | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Institutional 3 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Institutional 3 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Institutional 3 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Class R | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class R | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Class R | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Class R | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Class R | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Class R | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class R | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Dividend Income Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Dividend Income Fund - Class S | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class S | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Income Fund - Class S | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund - Class S | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund - Class S | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund - Class S | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Income Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Dividend Income Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Dividend Income Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Dividend Income Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Dividend Income Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Dividend Income Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Dividend Income Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Dividend Income Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Dividend Income Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Dividend Income Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Dividend Income Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Income Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%